UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	December 31

Date of reporting period: 	September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Sovereign Investors Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Sovereign Investors Fund
Securities owned by the fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 95.74%                                                                                                $1,133,941,155
(Cost $844,867,744)

Advertising 2.17%                                                                                                       25,691,549
Omnicom Group, Inc.                                                                                      351,650        25,691,549

Aerospace & Defense 4.49%                                                                                               53,149,690
General Dynamics Corp.                                                                                   200,000        20,420,000
United Technologies Corp. (L)                                                                            350,500        32,729,690

Asset Management & Custody Banks 3.02%                                                                                  35,780,649
Bank of New York Co., Inc. (The)                                                                         750,000        21,877,500
Mellon Financial Corp. (L)                                                                               502,100        13,903,149

Auto Parts & Equipment 0.96%                                                                                            11,362,000
Johnson Controls, Inc.                                                                                   200,000        11,362,000

Communications Equipment 2.00%                                                                                          23,707,018
Cisco Systems, Inc. (I)(L)                                                                             1,309,780        23,707,018

Computer Hardware 5.11%                                                                                                 60,519,577
Dell, Inc. (I)(L)                                                                                        410,000        14,596,000
Hewlett-Packard Co.                                                                                    1,066,900        20,004,375
International Business Machines Corp.                                                                    302,300        25,919,202

Consumer Finance 3.57%                                                                                                  42,324,968
American Express Co. (L)                                                                                 401,850        20,679,201
MBNA Corp.                                                                                               858,959        21,645,767

Diversified Banks 6.67%                                                                                                 78,963,605
Bank of America Corp.                                                                                    607,600        26,327,308
U.S. Bancorp.                                                                                            680,100        19,654,890
Wachovia Corp. (L)                                                                                       253,000        11,878,350
Wells Fargo & Co.                                                                                        353,900        21,103,057

Electrical Components & Equipment 1.83%                                                                                 21,661,500
Emerson Electric Co.                                                                                     350,000        21,661,500

Food Distributors 0.72%                                                                                                  8,473,344
SYSCO Corp.                                                                                              283,200         8,473,344

General Merchandise Stores 2.12%                                                                                        25,063,975
Target Corp.                                                                                             553,900        25,063,975

Health Care Equipment 1.99%                                                                                             23,592,183
Medtronic, Inc. (L)                                                                                      454,570        23,592,183

Home Furnishings 0.91%                                                                                                  10,728,580
Leggett & Platt, Inc.                                                                                    381,800        10,728,580

Home Improvement Retail 1.85%                                                                                           21,968,270
Lowe's Cos., Inc. (L)                                                                                    404,200        21,968,270

Household Products 2.53%                                                                                                30,012,787
Procter & Gamble Co. (The)                                                                               554,560        30,012,787

Hypermarkets & Super Centers 1.72%                                                                                      20,407,520
Wal-Mart Stores, Inc.                                                                                    383,600        20,407,520

Industrial Conglomerates 5.57%                                                                                          66,019,884
3M Co. (L)                                                                                               376,950        30,144,691
General Electric Co.                                                                                   1,068,350        35,875,193

Industrial Gases 3.66%                                                                                                  43,297,092
Air Products & Chemicals, Inc.                                                                           100,000         5,438,000
Praxair, Inc. (L)                                                                                        885,800        37,859,092

Industrial Machinery 3.66%                                                                                              43,296,668
Dover Corp.                                                                                              706,400        27,457,768
Illinois Tool Works, Inc.                                                                                170,000        15,838,900

Integrated Oil & Gas 7.78%                                                                                              92,208,361
BP p.l.c., American Depositary Receipt (United Kingdom)                                                  651,500        37,480,795
ChevronTexaco Corp. (L)                                                                                  402,300        21,579,372
Exxon Mobil Corp. (L)                                                                                    685,872        33,148,194

Integrated Telecommunication Services 1.34%                                                                             15,903,613
Verizon Communications, Inc. (L)                                                                         403,850        15,903,613

Investment Banking & Brokerage 3.88%                                                                                    45,971,384
Goldman Sachs Group, Inc. (The) (L)                                                                      253,100        23,599,044
Morgan Stanley                                                                                           453,800        22,372,340

Life & Health Insurance 1.82%                                                                                           21,540,014
AFLAC, Inc. (L)                                                                                          549,350        21,540,014

Movies & Entertainment 1.16%                                                                                            13,689,124
Viacom, Inc. (Class B)                                                                                   407,900        13,689,124

Multi-Line Insurance 5.07%                                                                                              60,034,129
American International Group, Inc.                                                                       607,720        41,318,883
Hartford Financial Services Group, Inc. (The) (L)                                                        302,200        18,715,246

Other Diversified Financial Services 4.75%                                                                              56,238,943
Citigroup, Inc.                                                                                          869,457        38,360,443
J.P. Morgan Chase & Co.                                                                                  450,000        17,878,500

Personal Products 1.49%                                                                                                 17,646,720
Avon Products, Inc. (L)                                                                                  404,000        17,646,720

Pharmaceuticals 6.85%                                                                                                   81,135,013
Abbot Laboratories                                                                                       701,700        29,724,012
Johnson & Johnson                                                                                        357,850        20,157,691
Pfizer, Inc.                                                                                           1,021,350        31,253,310

Semiconductors 0.96%                                                                                                    11,338,915
Intel Corp.                                                                                              565,250        11,338,915

Soft Drinks 2.32%                                                                                                       27,478,736
PepsiCo, Inc. (L)                                                                                        564,825        27,478,736

Systems Software 2.27%                                                                                                  26,904,832
Microsoft Corp.                                                                                          973,050        26,904,832

Tobacco 1.50%                                                                                                           17,830,512
Altria Group, Inc.                                                                                       379,050        17,830,512

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 0.60%                                                                                                  $7,110,000
(Cost $6,000,000)

Oil & Gas Exploration & Production 0.60%                                                                                 7,110,000
Lasmo America Ltd., 8.15%, Ser A (S)                                                     A+               60,000         7,110,000

                                                                              Interest                 Par value
Issuer, description, maturity date                                            rate (%)                      (000)            Value
Short-term investments 20.00%                                                                                         $236,950,386
(Cost $236,950,386)

Joint Repurchase Agreement 5.56%                                                                                        65,884,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)                    1.760                       65,884        65,884,000

                                                                                                          Shares
Cash Equivalents 14.44%                                                                                                171,066,386
AIM Cash Investment Trust (T)                                                                        171,066,386       171,066,386

Total investments 116.34%                                                                                           $1,378,001,541

Other assets and liabilities, net (16.34%)                                                                           ($193,545,979)

Total net assets 100.00%                                                                                            $1,184,455,562


(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available.

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on September 30, 2004.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,110,000 or 0.60% of net assets as of September 30, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $1,087,818,130.

     Gross unrealized appreciation and depreciation of investments aggregated $301,038,538 and $10,855,127, resulting in net unrealized appreciation of $290,183,411.

For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Sovereign Investors Fund.



290Q3  9/04
      11/04

JOHN HANCOCK
Balanced Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Balanced Fund
Securities owned by the fund on
September 30, 2004 (unaudited)

                                                                  Interest     Maturity  Credit        Par value
Issuer, description                                               rate (%)         date  rating (A)        ($000)            Value
Bonds 18.41%                                                                                                           $22,365,740
(Cost $21,513,598)

Broadcasting & Cable TV 0.89%                                                                                            1,080,620
Comcast Cable Communications, Inc., Note                             6.200   11-15-2008  BBB               1,000         1,080,620

Consumer Finance 4.82%                                                                                                   5,858,850
Ford Motor Credit Co., Note                                          6.500   01-25-2007  BBB-              1,500         1,588,772
Household Finance Corp.
Sr Note                                                              6.400   06-17-2008  A                 1,000         1,091,123
Sr Note                                                              6.500   01-24-2006  A                 2,015         2,112,401
Standard Credit Card Master Trust, Pass Thru Ctf Ser 1994-2 Class
A                                                                    7.250   04-07-2008  AAA               1,000         1,066,554

Electric Utilities 2.62%                                                                                                 3,181,075
Kansas City Power & Light Co., Sr Note                               6.500   11-15-2011  BBB               1,000         1,113,087
Tucson Electric Power Co., 1st Collateral Trust Bond Ser B           7.500   08-01-2008  BBB-              1,944         2,067,988

Electrical Components & Equipment 1.57%                                                                                  1,911,102
AMETEK, Inc., Sr Note                                                7.200   07-15-2008  BBB               1,750         1,911,102

Gas Utilities 0.01%                                                                                                         16,572
Kinder Morgan Energy Partners, L.P., Sr Bond                         7.750   03-15-2032  BBB+                 14            16,572

Government U.S. Agency 0.78%                                                                                               951,172
New Valley Generation II, Pass Thru Ctf Ser 2001                     5.572   05-01-2020  AAA                 910           951,172

Health Care Services 1.76%                                                                                               2,138,868
Caremark Rx, Inc., Sr Note                                           7.375   10-01-2006  BBB-              2,000         2,138,868

Multi-Utilities & Unregulated Power 2.09%                                                                                2,537,866
MidAmerican Energy Holdings Co., Sr Bond                             8.480   09-15-2028  BBB-              2,000         2,537,866

Other Diversified Financial Services 3.00%                                                                               3,637,802
Beaver Valley Funding Corp., Sec Lease Obligation Bond               9.000   06-01-2017  BB+               1,000         1,168,527
General Electric Capital Corp., Note Ser A                           6.125   02-22-2011  AAA               1,000         1,102,687
Midland Funding Corp. II, Lease Oblig Bond Ser A                    11.750   07-23-2005  BB-               1,290         1,366,588

Paper Products 0.01%                                                                                                         7,958
Norske Skogindustrier ASA, Note (Norway) (S)                         7.625   10-15-2011  BBB-                  7             7,958

Regional Banks 0.85%                                                                                                     1,029,503
Greater Bay Bancorp, Sr Note Ser B                                   5.250   03-31-2008  BBB-              1,000         1,029,503

Specialized Finance 0.01%                                                                                                   14,352
Principal Life Global Funding I, Note (S)                            6.250   02-15-2012  AA                   13            14,352

Issuer                                                                                                    Shares             Value
Common stocks 65.50%                                                                                                   $79,571,840
(Cost $64,440,148)

Advertising 0.93%                                                                                                        1,129,873
Omnicom Group, Inc.                                                                                       15,465         1,129,873

Aerospace & Defense 0.38%                                                                                                  458,638
Northrop Grumman Corp.                                                                                     8,600           458,638

Aluminum 0.79%                                                                                                             956,000
Alcan Inc. (Canada)                                                                                       20,000           956,000

Auto Parts & Equipment 0.79%                                                                                               959,180
Johnson Controls, Inc.                                                                                    16,884           959,180

Biotechnology 1.05%                                                                                                      1,275,300
Amgen, Inc. (I)                                                                                           22,500         1,275,300

Broadcasting & Cable TV 0.47%                                                                                              571,860
Comcast Corp. (Class A) (I)                                                                               20,250           571,860

Communications Equipment 1.65%                                                                                           2,009,477
Cisco Systems, Inc. (I)                                                                                   58,665         1,061,836
Motorola, Inc.                                                                                            52,530           947,641

Computer Hardware 3.89%                                                                                                  4,727,284
Dell, Inc. (I)                                                                                            49,500         1,762,200
Hewlett-Packard Co.                                                                                       62,109         1,164,544
International Business Machines Corp.                                                                     21,000         1,800,540

Computer Storage & Peripherals 0.34%                                                                                       413,928
EMC Corp.                                                                                                 35,869           413,928

Consumer Finance 2.23%                                                                                                   2,712,365
American Express Co.                                                                                      29,587         1,522,547
MBNA Corp.                                                                                                47,215         1,189,818

Diversified Banks 2.29%                                                                                                  2,781,374
Bank of America Corp.                                                                                     41,800         1,811,194
Wells Fargo & Co.                                                                                         16,270           970,180

Diversified Chemicals 0.84%                                                                                              1,025,586
Dow Chemical Co. (The)                                                                                    22,700         1,025,586

Diversified Commercial Services 1.53%                                                                                    1,855,057
Accenture Ltd. (Class A) (Bermuda) (I)                                                                    36,100           976,505
Block, H&R, Inc.                                                                                           9,910           489,752
Cendant Corp.                                                                                             18,000           388,800

Drug Retail 0.91%                                                                                                        1,103,216
CVS Corp.                                                                                                 26,186         1,103,216

Electric Utilities 0.54%                                                                                                   652,770
Entergy Corp.                                                                                             10,770           652,770

Electrical Components & Equipment 0.83%                                                                                  1,004,784
Emerson Electric Co.                                                                                      16,235         1,004,784

General Merchandise Stores 1.04%                                                                                         1,262,611
Target Corp.                                                                                              27,903         1,262,611

Health Care Distributors 0.57%                                                                                             697,680
McKesson Corp.                                                                                            27,200           697,680

Health Care Facilities 0.40%                                                                                               483,170
Health Management Associates, Inc. (Class A)                                                              23,650           483,170

Home Improvement Retail 1.34%                                                                                            1,630,500
Lowe's Cos., Inc.                                                                                         30,000         1,630,500

Household Products 0.74%                                                                                                   903,600
Colgate-Palmolive Co.                                                                                     20,000           903,600

Hypermarkets & Super Centers 1.65%                                                                                       1,999,506
Costco Wholesale Corp. (L)                                                                                26,350         1,095,106
Wal-Mart Stores, Inc.                                                                                     17,000           904,400

Industrial Conglomerates 3.45%                                                                                           4,185,576
3M Co.                                                                                                    12,994         1,039,130
General Electric Co.                                                                                      93,700         3,146,446

Industrial Gases 1.06%                                                                                                   1,287,610
Air Products & Chemicals, Inc.                                                                            23,678         1,287,610

Industrial Machinery 0.80%                                                                                                 968,968
Illinois Tool Works, Inc.                                                                                 10,400           968,968

Integrated Oil & Gas 4.33%                                                                                               5,259,016
BP p.l.c., American Depositary Receipt (ADR) (United Kingdom)                                             17,000           978,010
ChevronTexaco Corp.                                                                                       31,516         1,690,518
Exxon Mobil Corp.                                                                                         53,600         2,590,488

Integrated Telecommunication Services 1.59%                                                                              1,932,534
Verizon Communications, Inc.                                                                              49,074         1,932,534

Investment Banking & Brokerage 3.37%                                                                                     4,094,400
Goldman Sachs Group, Inc. (The)                                                                           14,250         1,328,670
Morgan Stanley                                                                                            56,100         2,765,730

Life & Health Insurance 0.40%                                                                                              487,851
AFLAC, Inc.                                                                                               12,442           487,851

Managed Health Care 1.41%                                                                                                1,717,697
Aetna, Inc.                                                                                               17,189         1,717,697

Movies & Entertainment 1.43%                                                                                             1,741,764
Viacom, Inc. (Class B)                                                                                    51,900         1,741,764

Multi-Line Insurance 1.83%                                                                                               2,216,474
American International Group, Inc.                                                                        32,600         2,216,474

Multi-Utilities & Unregulated Power 1.05%                                                                                1,271,294
Constellation Energy Group, Inc.                                                                          31,910         1,271,294

Oil & Gas Equipment & Services 0.67%                                                                                       816,320
Weatherford International Ltd. (Bermuda)                                                                  16,000           816,320

Oil & Gas Exploration & Production 0.80%                                                                                   967,670
EnCana Corp. (Canada)                                                                                     20,900           967,670

Other Diversified Financial Services 2.44%                                                                               2,960,452
Citigroup, Inc.                                                                                           67,100         2,960,452

Packaged Foods & Meats 0.79%                                                                                               960,120
Sara Lee Corp.                                                                                            42,000           960,120

Pharmaceuticals 4.86%                                                                                                    5,906,709
Abbot Laboratories                                                                                        34,000         1,440,240
Johnson & Johnson                                                                                         34,200         1,926,486
Pfizer, Inc.                                                                                              83,006         2,539,983

Property & Casualty Insurance 1.41%                                                                                      1,710,722
Allstate Corp. (The)                                                                                      29,300         1,406,107
St. Paul Travelers Cos., Inc (The)                                                                         9,214           304,615

Railroads 0.77%                                                                                                            940,589
Union Pacific Corp.                                                                                       16,051           940,589

Semiconductors 2.20%                                                                                                     2,673,393
Analog Devices, Inc.                                                                                      30,907         1,198,573
Intel Corp.                                                                                               47,000           942,820
Texas Instruments, Inc.                                                                                   25,000           532,000

Soft Drinks 1.50%                                                                                                        1,823,986
PepsiCo, Inc.                                                                                             37,492         1,823,986

Systems Software 2.85%                                                                                                   3,459,432
Microsoft Corp.                                                                                          110,755         3,062,376
Oracle Corp. (I)                                                                                          35,200           397,056

Thrifts & Mortgage Finance 0.58%                                                                                           707,544
Fannie Mae                                                                                                11,160           707,544

Wireless Telecommunication Services 0.71%                                                                                  867,960
Vodafone Group Plc, (ADR) (United Kingdom)                                                                36,000           867,960

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 2.93%                                                                                                  $3,555,000
(Cost $3,000,000)

Oil & Gas Exploration & Production 2.93%                                                                                 3,555,000
Lasmo America Ltd., 8.15%, Ser A (S)                                                     A+               30,000         3,555,000

                                                                  Interest     Maturity  Credit        Par value
Issuer, description                                               rate (%)         date  rating (A)        ($000)            Value
U.S. government and agencies securities 9.65%                                                                          $11,728,170
(Cost $11,156,474)

Government U.S. 4.31%                                                                                                    5,242,020
United States Treasury,
Bond (L)                                                             5.375   02-15-2031  AAA               1,175         1,258,719
Bond (L)                                                             6.000   02-15-2026  AAA               1,000         1,140,117
Note (L)                                                             1.750   12-31-2004  AAA               1,000           999,922
Note (L)                                                             6.000   08-15-2009  AAA                 750           838,418
Note (L)                                                             4.000   11-15-2012  AAA               1,000         1,004,844

Government U.S. Agency 5.34%                                                                                             6,486,150
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                  4.500   12-01-2017  AAA                 844           844,791
15 Yr Pass Thru Ctf                                                  6.500   08-01-2016  AAA                  64            68,130
15 Yr Pass Thru Ctf                                                  7.000   07-01-2011  AAA                 164           174,525
15 Yr Pass Thru Ctf                                                  7.500   08-01-2008  AAA                  97           101,492
30 Yr Pass Thru Ctf                                                  6.000   06-01-2032  AAA                  62            64,444
30 Yr Pass Thru Ctf                                                  6.500   05-01-2032  AAA                 158           166,768
30 Yr Pass Thru Ctf                                                  7.000   06-01-2031  AAA                  36            38,907
30 Yr Pass Thru Ctf                                                  7.000   06-01-2032  AAA                  25            26,742
30 Yr Pass Thru Ctf                                                  7.500   04-01-2031  AAA                  34            36,730
30 Yr Pass Thru Ctf                                                  8.000   01-01-2031  AAA                  30            33,475
Note (L)                                                             6.000   05-15-2011  AAA               1,500         1,656,401
Financing Corp., Bond Ser E                                          9.650   11-02-2018  AAA               1,790         2,626,392
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                  6.500   04-15-2029  AAA                 604           638,902
30 Yr Pass Thru Ctf                                                  9.000   04-15-2021  AAA                   7             8,451

                                                                  Interest                             Par value
Issuer, description, maturity date                                rate (%)                                  (000)            Value
Short-term investments 3.72%                                                                                            $4,515,645
(Cost $4,515,645)

Joint Repurchase Agreement 2.84%                                                                                         3,450,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)           1.760                                 3,450         3,450,000

                                                                                                          Shares
Cash Equivalents 0.88%                                                                                                   1,065,645
AIM Cash Investment Trust (T)                                                                          1,065,645         1,065,645

Total investments 100.21%                                                                                             $121,736,395

Other assets and liabilities, net (0.21%)                                                                                ($252,430)

Total net assets 100.00%                                                                                              $121,483,965


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on September 30, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,577,310 or 2.94% of net assets as of September 30, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $104,625,865.

     Gross unrealized appreciation and depreciation of investments aggregated $19,386,708 and $2,276,178, respectively, resulting in net unrealized appreciation of $17,110,530."

For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Balanced Fund.



360Q3  9/04
      11/04

JOHN HANCOCK
Large Cap Equity Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Large Cap Equity Fund
Securities owned by the fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 97.13%                                                                                                  $540,393,158
(Cost $462,135,816)

Aerospace & Defense 4.26%                                                                                               23,669,853
Boeing Co. (The)                                                                                         200,150        10,331,743
General Dynamics Corp.                                                                                    58,100         5,932,010
Raytheon Co. (L)                                                                                         195,000         7,406,100

Application Software 3.82%                                                                                              21,269,762
Microsoft Corp.                                                                                          769,250        21,269,762

Biotechnology 3.04%                                                                                                     16,922,077
Amgen, Inc. (I)(L)                                                                                       153,400         8,694,712
Biogen Idec, Inc. (I)(L)                                                                                 134,500         8,227,365

Broadcasting & Cable TV 5.19%                                                                                           28,849,267
DIRECTV Group, Inc. (The) (I)(L)                                                                         553,612         9,738,035
EchoStar Communications Corp. (I)(L)                                                                     231,450         7,202,724
News Corp Ltd. (The) (Australia)                                                                         193,673         6,366,032
Time Warner, Inc. (I)(L)                                                                                 343,400         5,542,476

Communications Equipment 1.38%                                                                                           7,647,250
Cisco Systems, Inc. (I)                                                                                  422,500         7,647,250

Computer & Electronics Retail 1.18%                                                                                      6,535,920
Best Buy Co., Inc.                                                                                       120,500         6,535,920

Computer Hardware 2.79%                                                                                                 15,533,304
Hewlett-Packard Co.                                                                                      304,400         5,707,500
International Business Machines Corp.                                                                    114,600         9,825,804

Computer Storage & Peripherals 2.43%                                                                                    13,532,575
EMC Corp. (I)(L)                                                                                         532,400         6,143,896
Lexmark International, Inc. (I)                                                                           87,950         7,388,679

Construction & Farm Machinery & Heavy Trucks 1.33%                                                                       7,425,535
Caterpillar, Inc. (L)                                                                                     92,300         7,425,535

Consumer Finance 1.60%                                                                                                   8,892,288
American Express Co. (L)                                                                                 172,800         8,892,288

Diversified Banks 5.82%                                                                                                 32,355,404
Bank of America Corp.                                                                                    213,100         9,233,623
National City Corp.                                                                                      182,150         7,034,633
U.S. Bancorp.                                                                                            175,450         5,070,505
Wells Fargo & Co.                                                                                        184,750        11,016,643

Diversified Metals & Mining 1.83%                                                                                       10,201,784
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)                                                        92,150         3,732,075
Phelps Dodge Corp. (L)                                                                                    70,300         6,469,709

Gas Utilities 1.98%                                                                                                     11,008,580
Williams Cos., Inc. (The)                                                                                909,800        11,008,580

General Merchandise Stores 1.11%                                                                                         6,199,250
Target Corp.                                                                                             137,000         6,199,250

Health Care Equipment 4.80%                                                                                             26,727,557
Bard (C.R.), Inc.                                                                                        197,000        11,156,110
Boston Scientific Corp. (I)                                                                              317,950        12,632,153
St. Jude Medical, Inc. (I)                                                                                39,050         2,939,294

Home Improvement Retail 1.52%                                                                                            8,463,280
Home Depot, Inc. (The)                                                                                   215,900         8,463,280

Household Products 4.11%                                                                                                22,890,040
Clorox Co. (The) (L)                                                                                     155,000         8,261,500
Colgate-Palmolive Co.                                                                                     89,000         4,021,020
Procter & Gamble Co. (The)                                                                               196,000        10,607,520

Hypermarkets & Super Centers 2.23%                                                                                      12,390,280
Wal-Mart Stores, Inc.                                                                                    232,900        12,390,280

Industrial Conglomerates 6.71%                                                                                          37,333,295
General Electric Co.                                                                                     735,050        24,682,979
Tyco International Ltd. (Bermuda) (L)                                                                    412,600        12,650,316

Integrated Oil & Gas 3.50%                                                                                              19,462,508
ChevronTexaco Corp.                                                                                      134,700         7,225,308
ConocoPhillips                                                                                           100,200         8,301,570
Suncor Energy, Inc. (Canada)                                                                             122,950         3,935,630

Integrated Telecommunication Services 2.54%                                                                             14,135,817
BellSouth Corp. (L)                                                                                      267,900         7,265,448
Sprint Corp. (L)                                                                                         341,300         6,870,369

Investment Banking & Brokerage 4.60%                                                                                    25,576,076
Citigroup, Inc.                                                                                          347,450        15,329,494
Goldman Sachs Group, Inc. (The)                                                                           56,250         5,244,750
Merrill Lynch & Co., Inc. (L)                                                                            100,600         5,001,832

Managed Health Care 1.94%                                                                                               10,807,429
Aetna, Inc.                                                                                              108,150        10,807,429

Multi-Line Insurance 4.00%                                                                                              22,231,390
Allstate Corp. (The)                                                                                     125,000         5,998,750
American International Group, Inc.                                                                       152,400        10,361,676
Hartford Financial Services Group, Inc. (The)                                                             94,800         5,870,964

Oil & Gas Drilling 2.66%                                                                                                14,791,398
Nabors Industries Ltd. (Bermuda) (I)                                                                      65,600         3,106,160
Rowan Cos., Inc. (I)                                                                                     325,850         8,602,440
Schlumberger Ltd. (Netherlands)                                                                           45,800         3,082,798

Oil & Gas Equipment & Services 1.00%                                                                                     5,567,628
BJ Services Co. (I)                                                                                       46,850         2,455,408
Weatherford International Ltd. (Bermuda) (I)                                                              61,000         3,112,220

Oil & Gas Exploration & Production 1.15%                                                                                 6,420,610
Talisman Energy, Inc. (Canada)                                                                           247,900         6,420,610

Personal Products 1.04%                                                                                                  5,806,034
Gillette Co. (The)                                                                                       139,100         5,806,034

Pharmaceuticals 4.70%                                                                                                   26,131,637
Novartis AG (Switzerland)                                                                                 88,970         4,152,230
Pfizer, Inc.                                                                                             485,750        14,863,950
Shire Pharmaceuticals Group Plc, American Depositary Receipt
(ADR) (United Kingdom) (I)                                                                               248,358         7,115,457

Precious Metals & Minerals 1.53%                                                                                         8,515,570
Alcan, Inc. (Canada)                                                                                     178,150         8,515,570

Restaurants 1.90%                                                                                                       10,567,310
McDonald's Corp.                                                                                         377,000        10,567,310

Semiconductor Equipment 2.06%                                                                                           11,481,080
Analog Devices, Inc. (L)                                                                                 164,600         6,383,188
KLA-Tencor Corp. (I)(L)                                                                                  122,900         5,097,892

Semiconductors 1.61%                                                                                                     8,972,838
Intel Corp. (L)                                                                                          447,300         8,972,838

Soft Drinks 1.38%                                                                                                        7,664,808
PepsiCo, Inc.                                                                                            157,550         7,664,808

Systems Software 3.25%                                                                                                  18,101,198
Oracle Corp. (I)                                                                                         541,100         6,103,608
SAP AG (ADR) (Germany)                                                                                   155,800         6,068,410
VERITAS Software Corp. (I)                                                                               333,100         5,929,180

Thrifts & Mortgage Finance 1.14%                                                                                         6,312,526
Sovereign Bancorp, Inc. (L)                                                                              289,300         6,312,526

                                                                                         Interest      Par value
Issuer, description, maturity date                                                       rate (%)          ($000)            Value
Short-term investments 26.01%                                                                                         $144,690,986
(Cost $144,690,986)
Joint Repurchase Agreement 2.68%                                                                                        14,893,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)                               1.760            14,893        14,893,000

                                                                                                          Shares
Cash Equivalents 23.33%                                                                                                129,797,986
AIM Cash Investment Trust (T)                                                                        129,797,986       129,797,986

Total investments 123.14%                                                                                             $685,084,144

Other assets and liabilities, net (23.14%)                                                                           ($128,732,047)

Total net assets 100.00%                                                                                              $556,352,097


(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on September 30, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $606,826,802.

     Gross unrealized appreciation and depreciation of investments aggregated $87,527,765 and ($9,270,424), respectively, resulting in net unrealized appreciation of $78,257,341.

For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Large Cap Equity Fund.



500Q3  9/04
      11/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    November 23, 2004